Divestitures	12 Months Ended
Dec. 31, 2014
Divestitures
Divestitures

16. Divestitures

In December 2014, we divested our secure shredding operations in Australia, Ireland and the United Kingdom (the “International Shredding Operations”) in a stock transaction for approximately $26,200 in cash at closing, including $1,500 being held in escrow. The assets sold primarily consisted of customer contracts and certain long-lived assets. We have concluded that this divestiture is not a discontinued operation under the guidance in ASU 2014-08 described in Note 2.x. and, therefore, have recorded a pretax gain on sale in other (income) expense, net of approximately $6,900 ($10,200, inclusive of a tax benefit) in our Consolidated Statement of Operations for the year ended December 31, 2014. Revenues from our International Shredding Operations in 2014 represent less than 1% of our consolidated revenues. Approximately $7,750 of goodwill was allocated to the International Shredding Operations, utilizing a relative fair value approach. The International Shredding Operations in Australia were previously included in the Other International Business segment and the International Shredding Operations in the United Kingdom and Ireland were previously included in the Western European Business segment.